Income Taxes - Components of income tax expense (benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Federal			$ 0	$ 899,804	$ 555,449
Deferred
Federal			146,785,000	(141,918)	(86,012)
Change in Valuation Allowance			(146,785,000)	24,609,000
Income Tax Benefit	$ 128,007	$ 252,611	$ 0	$ 899,804	$ 555,449